Document and Entity Information	Oct. 20, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 20, 2026
Entity File Number	1-31429
Entity Registrant Name	Valmont Industries, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0351813
Entity Address State Or Province	NE
Entity Address, Address Line One	15000 Valmont Plaza
Entity Address, City or Town	Omaha,
Entity Address, Postal Zip Code	68154
City Area Code	402
Local Phone Number	963-1000
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	VMI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000102729
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false